SCHEDULE OF INFORMATION NEEDED TO COMPUTE BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Basic (Loss) Earnings per common share:
Net (Loss) Income available to common shareholders	$ (39,571)	$ 4,338
Weighted average number of common shares-basic	38,565,307	35,579,137
(Loss) Earnings per share, basic	$ (1.03)	$ 0.12
Diluted (Loss) earnings per common share:
Dilutive effect related to stock options		2,163,200
Weighted average diluted shares outstanding	38,565,307	37,742,337
(Loss) Earnings per share, diluted	$ (1.03)	$ 0.11